Schedule of accrued expenses and other payables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses	$ 141,053	$ 46,497
Other payables	348,289	625,415
Deposit received		103,981
Total accrued expenses and other payables	$ 489,342	$ 775,893